Discontinued Operation (Details) - Schedule of Major Classes of Cashflow from Discontinued Operation	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Major Classes of Cashflow from Discontinued Operation [Abstract]
Net cash (used in)/provided by operating activities	¥ 7,709,950	$ 1,085,924	¥ (373,767)	¥ (32,463,882)
Net cash (used in)/provided by investing activities			683,624	(40,315,605)
Net cash provided by/(used in) financing activities	¥ (7,772,526)	$ (1,094,737)	¥ 181,250	¥ 63,566,667